SCHEDULE II - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
SCHEDULE II - Condensed Financial Information Of Registrant
SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2020	2019	2018
Revenues
Dividends from subsidiaries	$4,096.5	$2,277.9	$939.1
Undistributed income from subsidiaries	1,774.4	1,821.3	1,770.7
Equity in net income of subsidiaries	5,870.9	4,099.2	2,709.8
Intercompany investment income	16.5	31.1	39.4
Total revenues	5,887.4	4,130.3	2,749.2
Expenses
Interest expense	218.1	190.4	166.8
Deferred compensation[1]	33.9	16.6	7.5
Other operating costs and expenses	7.2	5.5	5.1
Total expenses	259.2	212.5	179.4
Income before income taxes	5,628.2	3,917.8	2,569.8
Benefit for income taxes	76.4	52.5	45.5
Net income attributable to Progressive	5,704.6	3,970.3	2,615.3
Other comprehensive income (loss)	587.3	462.6	(95.2)
Comprehensive income attributable to Progressive	$6,291.9	$4,432.9	$2,520.1
[1] See Note 4 – Employee Benefit Plans in these condensed financial statements.
See notes to condensed financial statements.
CONDENSED BALANCE SHEETS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	December 31,
	2020	2019
Assets
Investment in affiliate	$5.0	$5.0
Investment in subsidiaries	18,895.9	16,186.8
Receivable from investment subsidiary	5,901.7	2,912.0
Intercompany receivable	473.8	678.6
Net federal deferred income taxes	86.9	70.3
Other assets	270.9	303.8
Total assets	$25,634.2	$20,156.5
Liabilities
Accounts payable, accrued expenses, and other liabilities	$505.0	$475.2
Dividends payable on common shares	2,694.5	1,375.4
Debt[1]	5,396.1	4,407.1
Total liabilities	8,595.6	6,257.7
Redeemable noncontrolling interest (NCI)	0	225.6
Shareholders’ Equity
Serial Preferred Shares (authorized 20.0)
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)	493.9	493.9
Common shares, $1.00 par value (authorized 900.0; issued 797.5, including treasury shares of 212.3 and 212.9)	585.2	584.6
Paid-in capital	1,672.9	1,573.4
Retained earnings	13,354.9	10,679.6
Total accumulated other comprehensive income attributable to Progressive	931.7	341.7
Total shareholders’ equity	17,038.6	13,673.2
Total liabilities, redeemable NCI, and shareholders’ equity	$25,634.2	$20,156.5
[1] Consists of both short-term and long-term debt. See Note 4 – Debt in our Annual Report for further discussion.

See notes to condensed financial statements.
CONDENSED STATEMENTS OF CASH FLOWS
THE PROGRESSIVE CORPORATION (PARENT COMPANY)
(millions)

	Years Ended December 31,
	2020	2019	2018
Cash Flows From Operating Activities:
Net income attributable to Progressive	$5,704.6	$3,970.3	$2,615.3
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed income from subsidiaries	(1,774.4)	(1,821.3)	(1,770.7)
Amortization of equity-based compensation	2.9	2.9	2.4
Changes in:
Intercompany receivable	(20.2)	(14.1)	77.5
Accounts payable, accrued expenses, and other liabilities	52.0	47.1	(29.6)
Income taxes	(52.2)	175.5	(14.2)
Other, net	40.4	(179.8)	47.8
Net cash provided by operating activities	3,953.1	2,180.6	928.5
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(27.1)	(152.8)	(178.3)
Acquisition of additional shares - ARX	(233.2)	(5.4)	(287.9)
(Paid to) received from investment subsidiary	(2,989.7)	(253.1)	(1,192.8)
Net cash used in investing activities	(3,250.0)	(411.3)	(1,659.0)
Cash Flows From Financing Activities:
Net proceeds from debt issuance	986.3	0	1,134.0
Net proceeds from preferred stock issuance	0	0	493.9
Dividends paid to common shareholders	(1,551.0)	(1,643.2)	(654.9)
Dividends paid to preferred shareholders	(26.8)	(26.8)	(13.5)
Acquisition of treasury shares for restricted stock tax liabilities	(68.7)	(84.4)	(78.6)
Acquisition of treasury shares acquired in open market	(42.9)	(6.9)	(0.4)
Loan to ARX Holding Corp.	0	(8.0)	(150.0)
Net cash provided by (used in) financing activities	(703.1)	(1,769.3)	730.5
Change in cash, cash equivalents, and restricted cash	0	0	0
Cash, cash equivalents, restricted cash - beginning of year	0	0	0
Cash, cash equivalents, restricted cash - end of year	$0	$0	$0
See notes to condensed financial statements.
NOTES TO CONDENSED FINANCIAL STATEMENTS
The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto in the Annual Report to Shareholders of The Progressive Corporation and its subsidiaries, which is included as Exhibit 13 to this Form 10-K.
Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance investment subsidiary to meet its holding company obligations; at December 31, 2020, 2019, and 2018, $6.2 billion, $3.2 billion, and $2.9 billion, respectively, of marketable securities were available in this subsidiary.
For the year ended December 31, 2020, non-cash activity includes declared but unpaid common share dividends of $2,694.5 million and preferred share dividends of $13.4 million, and $225.0 million of loans made by The Progressive Corporation to ARX Holding Corp.(ARX) that were converted to a capital contribution upon acquisition of the remaining outstanding stock of ARX; see Note 14 – Dividends and Note 15 – Redeemable Noncontrolling Interest in the Annual Report for further discussion.
For the years ended December 31, The Progressive Corporation paid the following:

(millions)	2020	2019	2018
Income taxes	$1,411.0	$925.0	$679.2
Interest	206.0	184.9	153.6
Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with its subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. The Progressive Corporation consolidated group’s net income taxes currently payable/recoverable are included in other liabilities/assets, respectively, in the accompanying Condensed Balance Sheets based on the balance at the end of the year. The Progressive Corporation and its eligible subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the eligible subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report.Note 4. Employee Benefit Plans — The information relating to incentive compensation and deferred compensation plans is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report.Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities and net unrealized gains on forecasted transactions.Note 6. Dividends — The information relating to our dividend policy is incorporated by reference from Note 14 – Dividends in our Annual Report.